Acquisitions (Details) - USD ($)					12 Months Ended
	Apr. 13, 2020	Feb. 21, 2020	Dec. 29, 2019	Jun. 05, 2019	Mar. 31, 2021	Mar. 31, 2020
Reservoir Holdings Inc And Subsidiaries
Business Acquisition [Line Items]
Payments on asset acquisitions					$ 116,323,171	$ 114,480,181
Goodwill					$ 402,067	$ 402,067
Artist management contracts | Reservoir Holdings Inc And Subsidiaries
Business Acquisition [Line Items]
Total purchase price consideration		$ 678,423
Noncontrolling interest		675,715
Asset acquisition		$ 925,398
PopArabia FZ LLC | Reservoir Holdings Inc And Subsidiaries
Business Acquisition [Line Items]
Business acquisition, percentage of equity acquired			51.00%
Total purchase price consideration			$ 350,000
Net working capital			284,207
Royalty payable			1,198,472
Cash and receivables			1,417,974
Goodwill			402,067
Noncontrolling interest			$ 336,274
Blue Raincoat Music Limited
Business Acquisition [Line Items]
Business acquisition, percentage of equity acquired				100.00%
Chrysalis Records Limited
Business Acquisition [Line Items]
Business acquisition, percentage of equity acquired				100.00%
Recorded music catalog
Business Acquisition [Line Items]
Total purchase price consideration				$ 51,554,223
Recorded music catalog | Reservoir Holdings Inc And Subsidiaries
Business Acquisition [Line Items]
Asset acquisition				$ 49,965,308
Weighted average useful life				30 years
Blue Raincoat Artists Ltd | Reservoir Holdings Inc And Subsidiaries
Business Acquisition [Line Items]
Business acquisition, percentage of equity acquired		50.10%
Weighted average useful life		10 years
Shapiro, Bernstein & Co., Inc. | Reservoir Holdings Inc And Subsidiaries
Business Acquisition [Line Items]
Weighted average useful life	30 years